UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
           --------------------------------------------------
Address:   c/o 3G Capital Inc.
           --------------------------------------------------
           800 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12896
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Bernardo Piquet         New York, New York       May 15, 2009
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              13
                                               -------------
                                                  518,878
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                Form 13F INFORMATION TABLE


           COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4   COLUMN 5               COLUMN 6   COLUMN 7           COLUMN 8
---------------------------- -------------- --------- --------- ---------------------- ----------- --------- -----------------------
                                                        VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS  CUSIP    (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
---------------------------- -------------- --------- --------- ---------------------- ----------- --------- -----------------------
CSX CORP                     COM            126408103  445,469  17,232,854  SH           SOLE              17,232,854
COMPANHIA VALE DO RIO DOCE   PUT            204412959    3,285   1,500,000  SH  PUT      SOLE               1,500,000
COSTCO WHSL CORP NEW         PUT            22160K955      110     550,000  SH  PUT      SOLE                 550,000
GENERAL ELECTRIC CO          PUT            369604953    1,158   4,080,000  SH  PUT      SOLE               4,080,000
ISHARES INC                  PUT            464286950    7,000   1,750,000  SH  PUT      SOLE               1,750,000
ISHARES TR                   PUT            464287952      680     400,000  SH  PUT      SOLE                 400,000
PACCAR INC                   PUT            693718958    1,375     500,000  SH  PUT      SOLE                 500,000
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG 71654V101   13,549     553,000  SH           SOLE                 553,000
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408   37,247   1,222,400  SH           SOLE               1,222,400
SELECT SECTOR SPDR TR        SBI CONS STPLS 81369Y308       77   1,100,000  SH  PUT      SOLE               1,100,000
SPDR SERIES TRUST            PUT            78464A954      150   1,000,000  SH  PUT      SOLE               1,000,000
SPDR TR                      PUT            78462F953    7,390   2,600,000  SH  PUT      SOLE               2,600,000
WELLS FARGO & CO NEW         PUT            949746951    1,388     750,000  SH  PUT      SOLE                 750,000
